Disclosure of information on segments	12 Months Ended
Dec. 31, 2024
Disclosure of information on segments
Disclosure of information on segments

33.         Disclosure of information on segments

Management has determined its operating segments based on reports that the Group’s Chief Operating Decision Maker (CODM) uses for making decisions. The Group is organized into business units based on its products and services, activities and geographic locations. The broad categories of the Group’s business units are the following:

-	Production and sale of minerals (mining units in operation).
-	Construction, development and exploration projects.
-	Energy generation and transmission services.
-	Insurance brokerage (applicable to years 2023 and 2022).
-	Rental of mining concessions.
-	Holding of investment in shares.
-	Industrial activities.

The accounting policies used by the Group in reporting segments internally are the same as those contained in the notes of the consolidated financial statements.

The CODM monitors the operating results of the business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and Net profit or loss and is measured consistently with profit or loss in the Group’s consolidated financial statements.

Corporate information mainly includes the following:

In the segment information of profit or loss -

-

Administrative expenses, other income (expenses), exchange gain (loss), finance costs and income and income tax that cannot be directly allocated to the operational mining units owned by the Parent company (Orcopampa, Julcani, Uchucchacua/Yumpag and Tambomayo).

-	Exploration activities in non-operating areas, carried out directly by the Parent company and not by the consolidated separate legal entities.
-	Participation in subsidiaries and associate companies of the Company, which are accounted for using the equity method.

In the segment information of assets and liabilities -

-

Investments in Sociedad Minera Cerro Verde S.A.A. Tinka Resources Ltd. and Compañía Minera Coimolache S.A., associate companies that are directly owned by the Parent company and are accounted for using the equity method; see note 10 to the consolidated financial statements.

-

Assets and liabilities of the operational mining units owned directly by the Parent company since this is the way the CODM analyzes the business. Assets and liabilities of other operating segments are allocated based on the assets and liabilities of the legal entities included in those segments.

Adjustments and eliminations mainly include the following:

In the segment information of consolidated statements of profit or loss –

-

The elimination of any profit or loss of investments accounted for under the equity method and not consolidated by the Group corresponding to the associate companies: Sociedad Minera Cerro Verde S.A.A. Tinka Resources Ltd. and Compañía Minera Coimolache S.A.

-	The elimination of intercompany sales and cost of sales.
-	The elimination of any equity pickup profit or loss of the subsidiaries of the Parent company.

In the segment information of assets and liabilities –

-

The elimination of the assets and liabilities of the investments accounted for under the equity method and not consolidated, corresponding to the associate companies: Sociedad Minera Cerro Verde S.A.A., Tinka Resources Ltd. and Compañía Minera Coimolache S.A.

-	The elimination of any equity pickup investments of the subsidiaries of the Parent company.
-	The elimination of intercompany receivables and payables.

Refer to note 20(a) to the consolidated financial statements for disclosures related to revenues from external customers for each product and service, and revenues from external customers attributed to Peru and foreign countries. Revenue information is based on the locations of customers.

Refer to note 20(d) to the consolidated financial statements for information about major customers (representing more than 10% of the Group’s revenues). All non-current assets are located in Peru.

													Equity accounted investees
							Construction,						Sociedad	Compañía
	Uchucchacua						development and	Energy	Rental of	Holding of			Minera	Minera	Tinka	Total	Adjustments
	/ Yumpag	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	exploration	generation and	mining	investment	Industrial	Other	Cerro Verde	Coimolache	Resources	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	mining projects	transmission	concessions	shares	activities	segments	S.A.A	S.A.	Ltd.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2024
Results:
Continuing operations
Operating income
Sales of goods	326,390	169,527	47,658	122,403	437,897	38,657	—	—	—	—	43,589	—	4,238,322	119,527	—	5,543,970	(4,396,380)	1,147,590
Sales of services	—	—	—	—	—	—	—	50,003	—	474	19,055	—	—	—	—	69,532	(62,517)	7,015
Total operating income	326,390	169,527	47,658	122,403	437,897	38,657	—	50,003	—	474	62,644	—	4,238,322	119,527	—	5,613,502	(4,458,897)	1,154,605

Operating costs
Cost of sales of goods, excluding depreciation and amortization	(127,900)	(81,068)	(35,118)	(76,825)	(245,156)	(23,417)	86	—	—	—	(37,427)	33	(2,014,585)	(74,035)	—	(2,715,412)	2,146,930	(568,482)
Unabsorbed cost due to production stoppage	—	—	—	—	(2,135)	—	—	—	—	—	—	—	—	—	—	(2,135)	—	(2,135)
Cost of sales of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(23,512)	—	—	(11,713)	—	—	—	—	(35,225)	32,175	(3,050)
Depreciation and amortization	(19,596)	(12,459)	(5,765)	(42,472)	(62,085)	(4,492)	(86)	(7,774)	—	—	(4,904)	—	(574,194)	(18,867)	—	(752,694)	601,873	(150,821)
Exploration in operating units	(16,070)	(7,460)	(11,691)	(5,223)	(9,445)	(320)	—	—	—	—	—	—	—	(9,527)	—	(59,736)	8,852	(50,884)
Mining royalties	(1,237)	(15,836)	(190)	(503)	(2,179)	(168)	—	—	—	—	—	—	—	(647)	—	(20,760)	814	(19,946)
Total operating costs	(164,803)	(116,823)	(52,764)	(125,023)	(321,000)	(28,397)	—	(31,286)	—	—	(54,044)	33	(2,588,779)	(103,076)	—	(3,585,962)	2,790,644	(795,318)
Gross profit (loss)	161,587	52,704	(5,106)	(2,620)	116,897	10,260	—	18,717	—	474	8,600	33	1,649,543	16,451	—	2,027,540	(1,668,253)	359,287

Operating expenses, net
Administrative expenses	(16,713)	(8,442)	(2,406)	(6,242)	(8,457)	(1,630)	(1,538)	(2,202)	(58)	(369)	(956)	(12,325)	—	(3,397)	(5,363)	(70,098)	8,758	(61,340)
Selling expenses	(7,346)	(630)	(942)	(2,923)	(12,503)	(97)	—	(706)	—	—	(622)	—	(145,771)	(720)	—	(172,260)	146,492	(25,768)
Exploration in non-operating areas	(1,871)	—	—	(414)	(9,391)	(4,007)	(1,090)	—	—	—	—	(5,167)	—	—	—	(21,940)	80	(21,860)
Reversal (provision) of contingencies and others	245	409	(38)	506	(1,656)	541	41	(102)	—	—	—	(543)	—	121	—	(476)	(120)	(596)
Other, net	(6,750)	277	(411)	(1,738)	(13,610)	(1,323)	2,305	(776)	7,159	139,431	352	65,932	(23,688)	98	—	167,258	28,674	195,932
Total operating expenses, net	(32,435)	(8,386)	(3,797)	(10,811)	(45,617)	(6,516)	(282)	(3,786)	7,101	139,062	(1,226)	47,897	(169,459)	(3,898)	(5,363)	(97,516)	183,884	86,368

Operating income (loss)	129,152	44,318	(8,903)	(13,431)	71,280	3,744	(282)	14,931	7,101	139,536	7,374	47,930	1,480,084	12,553	(5,363)	1,930,024	(1,484,369)	445,655
Share in the results of associates and joint venture	—	—	—	—	127	—	—	7,088	—	23,440	—	327,353	—	—	—	358,008	(168,161)	189,847
Foreign currency exchange difference	5	1	2	2	4,714	211	3	1,099	48	525	195	5,723	40,623	8,813	—	61,964	(71,148)	(9,184)
Finance income	(738)	(1,785)	(353)	(309)	(6,715)	(2,499)	(237)	(3,860)	(1)	(15)	(6)	(48,877)	(9,552)	(3,524)	—	(78,471)	90,999	12,528
Finance costs	827	622	462	(140)	(133)	(276)	41	(19)	91	(17)	(170)	(10,472)	—	(734)	—	(9,918)	(55,479)	(65,397)
Profit (loss) before income tax	129,246	43,156	(8,792)	(13,878)	69,273	1,180	(475)	19,239	7,239	163,469	7,393	321,657	1,511,155	17,108	(5,363)	2,261,607	(1,688,158)	573,449

Current income tax	(4,473)	(2,189)	(636)	(1,593)	(18,147)	(637)	—	(3,110)	(2,125)	(43,182)	(716)	(25,219)	(557,978)	(4,911)	—	(664,916)	561,800	(103,116)
Deferred income tax	—	—	—	—	(15,793)	(38)	—	(1,981)	—	—	(1,802)	(33,434)	—	(3,084)	—	(56,132)	3,084	(53,048)
Total income tax	(4,473)	(2,189)	(636)	(1,593)	(33,940)	(675)	—	(5,091)	(2,125)	(43,182)	(2,518)	(58,653)	(557,978)	(7,995)	—	(721,048)	564,884	(156,164)
Profit (loss) from continuing operations	124,773	40,967	(9,428)	(15,471)	35,333	505	(475)	14,148	5,114	120,287	4,875	263,004	953,177	9,113	(5,363)	1,540,559	(1,123,274)	417,285

Discontinued operations	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(1,022)

Profit for the year	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	416,263

Total assets	258,017	39,093	28,822	106,634	683,780	42,203	1,018,559	240,566	1,394	33,858	79,127	2,509,638	8,034,461	384,635	52,097	13,512,884	(8,464,981)	5,047,903
Total liabilities	74,313	60,823	33,914	39,046	479,355	64,786	295,453	225,823	(8,765)	(108,872)	82,058	65,274	1,250,976	128,887	323	2,683,394	(1,195,192)	1,488,202

Other segment information
Investment in associates and joint venture	—	—	—	—	285,443	—	160,203	128,076	—	—	64,690	1,007	1,436,122	100,637	8,616	2,184,794	(636,402)	1,548,392
Additions of property, plant and equipment	29,727	2,427	1,874	1,444	24,916	98	291,101	—	—	—	—	26,651	—	—	—	378,238	—	378,238
Changes in estimates of mining closure	2,923	987	1,032	2,272	57,205	5,999	2,672	—	—	—	—	—	—	—	—	73,090	—	73,090

														Equity accounted investees
							Construction,	Energy				Industrial			Compañía
							development and	generation		Rental of	Holding of	activities		Sociedad	Minera	Tinka	Total	Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	exploration	and	Insurance	mining	investment	(Temporary	Other	Minera Cerro	Coimolache	Resources	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	mining projects	transmission	brokerage	concessions	in shares	suspension)	segments	Verde S.A.A	S.A.	Ltd.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2023
Results:
Continuing operations
Operating income
Sales of goods	51,698	163,308	37,179	108,063	432,616	16,472	—	—	—	—	—	18,224	—	4,143,228	136,949	—	5,107,737	(4,296,776)	810,961
Sales of services	—	—	—	—	—	—	—	53,025	8,099	—	441	1,508	—	—	—	—	63,073	(50,189)	12,884
Total operating income	51,698	163,308	37,179	108,063	432,616	16,472	—	53,025	8,099	—	441	19,732	—	4,143,228	136,949	—	5,170,810	(4,346,965)	823,845
Cost of sales of goods, excluding depreciation and amortization	(15,544)	(73,774)	(32,213)	(70,260)	(248,972)	(29,008)	—	—	—	—	—	(17,783)	—	(2,142,799)	(83,882)	—	(2,714,235)	2,256,881	(457,354)
Unabsorbed cost due to production stoppage	(18,695)	—	—	—	—	—	—	—	—	—	—	(3,927)	—	—	—	—	(22,622)	2,729	(19,893)
Cost of sales of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(34,852)	—	—	—	(1,612)	—	—	—	—	(36,464)	30,221	(6,243)
Depreciation and amortization	(6,279)	(12,625)	(6,693)	(49,863)	(87,216)	(3,855)	—	(9,037)	—	—	—	(6,082)	—	(409,847)	(34,745)	—	(626,242)	445,203	(181,039)
Exploration in operating units	(24,428)	(6,071)	(6,990)	(3,442)	(7,761)	(537)	—	—	—	—	—	—	—	(9,177)	(11,435)	—	(69,841)	20,612	(49,229)
Mining royalties	(268)	(14,307)	(367)	(1,047)	(2,670)	(181)	—	—	—	—	—	—	—	—	(686)	—	(19,526)	687	(18,839)
Total operating costs	(65,214)	(106,777)	(46,263)	(124,612)	(346,619)	(33,581)	—	(43,889)	—	—	—	(29,404)	—	(2,561,823)	(130,748)	—	(3,488,930)	2,756,333	(732,597)
Gross profit (loss)	(13,516)	56,531	(9,084)	(16,549)	85,997	(17,109)	—	9,136	8,099	—	441	(9,672)	—	1,581,405	6,201	—	1,681,880	(1,590,632)	91,248
Operating expenses, net
Administrative expenses	(4,512)	(15,975)	(3,993)	(11,183)	(9,781)	(2,413)	(1,682)	(2,377)	(11,440)	(186)	(365)	(536)	(5,140)	—	(3,772)	(297)	(73,652)	4,469	(69,183)
Selling expenses	(3,343)	(671)	(239)	(2,758)	(11,457)	(61)	—	(748)	—	—	—	(115)	—	(158,244)	(823)	—	(178,459)	159,067	(19,392)
Exploration in non-operating areas	(476)	—	—	—	(4,095)	(3,958)	(1,149)	—	—	—	—	—	(3,828)	—	—	—	(13,506)	54	(13,452)
Reversal (provision) of contingencies and others	1,122	(183)	1,409	(1,184)	1,063	2,085	(194)	83	—	—	127	200	2,398	—	—	—	6,926	1	6,927
Others, net	(2,435)	(899)	(1,074)	99	(10,511)	7,246	(3,750)	56	—	8,551	349	(272)	18,437	(82,042)	1,345	—	(64,900)	89,873	24,973
Total operating expenses, net	(9,644)	(17,728)	(3,897)	(15,026)	(34,781)	2,899	(6,775)	(2,986)	(11,440)	8,365	111	(723)	11,867	(240,286)	(3,250)	(297)	(323,591)	253,464	(70,127)
Operating income (loss)	(23,160)	38,803	(12,981)	(31,575)	51,216	(14,210)	(6,775)	6,150	(3,341)	8,365	552	(10,395)	11,867	1,341,119	2,951	(297)	1,358,289	(1,337,168)	21,121

Share in the results of associates and joint venture	—	—	—	—	(158)	—	—	1,962	—	—	21,517	—	152,371	—	—	—	175,692	(23,467)	152,225
Foreign currency exchange difference	112	76	77	143	381	92	307	24	—	10	343	301	17,507	20,476	647	126	40,622	(21,247)	19,375
Finance income	28	4	—	8	2,866	838	13	1,142	5	56	328	308	3,572	36,285	6,298	77	51,828	(42,771)	9,057
Finance costs	(917)	(1,791)	(1,103)	(805)	(7,397)	(2,996)	(517)	(4,178)	(27)	(1)	(2)	(6)	(98,961)	(67,118)	(5,437)	—	(191,256)	72,002	(119,254)
Profit (loss) before income tax	(23,937)	37,092	(14,007)	(32,229)	46,908	(16,276)	(6,972)	5,100	(3,363)	8,430	22,738	(9,792)	86,356	1,330,762	4,459	(94)	1,435,175	(1,352,651)	82,524
Current income tax	(538)	(678)	(134)	—	(17,861)	579	—	(1,912)	(8)	(2,529)	(76)	—	(45,126)	(582,438)	(2,756)	—	(653,477)	584,171	(69,306)
Deferred income tax	—	—	—	—	2,408	—	—	1,411	978	—	—	3,815	18,853	30,640	2,475	—	60,580	(34,268)	26,312
Total income tax	(538)	(678)	(134)	—	(15,453)	579	—	(501)	970	(2,529)	(76)	3,815	(26,273)	(551,798)	(281)	—	(592,897)	549,903	(42,994)
Profit (loss) from continuing operations	(24,475)	36,414	(14,141)	(32,229)	31,455	(15,697)	(6,972)	4,599	(2,393)	5,901	22,662	(5,977)	60,083	778,964	4,178	(94)	842,278	(802,748)	39,530
Discontinued operations loss	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(6,848)
Profit for the year	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	32,682
Total assets	222,041	49,707	31,371	143,451	683,311	44,341	694,950	367,130	—	4,854	232,177	65,318	2,917,237	7,930,910	380,331	76,379	13,843,508	(9,309,709)	4,533,799
Total liabilities	62,003	56,185	33,413	30,915	284,819	61,656	59,476	116,398	—	90	402	5,346	695,958	1,250,536	128,955	475	2,786,627	(1,422,039)	1,364,588
Investments in associates and joint venture	—	—	—	—	272,663	—	131,392	119,865	—	1,589	5,402	59,815	1,223	1,416,051	99,059	9,221	2,116,280	(589,157)	1,527,123
Acquisition of long-lived assets	14,353	3,624	828	333	61,772	2,827	150,198	1,168	—	—	—	157	5,898	—	8,929	—	250,087	(11,418)	238,669
Changes in estimates of mine closures plans	2,094	(123)	6,312	53	3,061	(922)	—	—	—	—	—	—	—	—	1,404	—	11,879	—	11,879

														Equity accounted investees
							Construction,					Industrial			Compañía
	Uchucchacua						development	Energy		Rental of	Holding of	activities		Sociedad	Minera	Tinka	Total	Adjustments
	(Temporary	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	and Exploration	generation and	Insurance	mining	investment	(Temporary	Other	Minera Cerro	Coimolache	Resources	operating	and
	suspension)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	mining	transmission	brokerage	concessions	in shares	suspension)	segments	Verde S.A.A	S.A.	Ltd.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2022
Results:
Continuing operations
Operating income
Sales of goods	5,281	134,268	54,573	151,789	400,994	52,260	—	—	—	—	—	53,073	—	3,975,295	159,003	—	4,986,536	(4,185,337)	801,199
Sales of services	—	—	—	—	—	—	—	52,433	17,207	—	421	—	—	—	—	—	70,061	(47,839)	22,222
Royalty income	—	—	—	—	—	—	—	—	—	1,381	—	—	—	—	—	—	1,381	—	1,381
Total operating income	5,281	134,268	54,573	151,789	400,994	52,260	—	52,433	17,207	1,381	421	53,073	—	3,975,295	159,003	—	5,057,978	(4,233,176)	824,802
Operating costs
Cost of sales of goods, excluding depreciation and amortization	—	(58,108)	(30,215)	(76,214)	(267,997)	(49,903)	—	—	—	—	—	(52,122)	—	(2,367,767)	(114,513)	—	(3,016,839)	2,554,897	(461,942)
Unabsorbed cost due to production stoppage	(24,916)	—	—	—	—	—	—	—	—	—	—	(1,973)	—	—	—	—	(26,889)	3,831	(23,058)
Cost of sales of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(24,861)	—	—	—	—	—	—	—	—	(24,861)	21,698	(3,163)
Depreciation and amortization	(9,000)	(7,757)	(6,444)	(59,125)	(72,171)	(7,459)	—	(9,040)	—	—	—	(6,396)	—	—	(42,950)	—	(220,342)	43,561	(176,781)
Exploration in operating units	(32,592)	(11,594)	(6,747)	(9,980)	(16,671)	(3,212)	—	—	—	—	—	—	—	—	(8,967)	—	(89,763)	8,967	(80,796)
Mining royalties	(46)	(12,220)	(472)	(1,322)	(3,168)	(506)	—	—	—	—	—	—	—	—	(1,500)	—	(19,234)	1,501	(17,733)
Total operating costs	(66,554)	(89,679)	(43,878)	(146,641)	(360,007)	(61,080)	—	(33,901)	—	—	—	(60,491)	—	(2,367,767)	(167,930)	—	(3,397,928)	2,634,455	(763,473)
Gross profit (loss)	(61,273)	44,589	10,695	5,148	40,987	(8,820)	—	18,532	17,207	1,381	421	(7,418)	—	1,607,528	(8,927)	—	1,660,050	(1,598,721)	61,329
Operating expenses, net
Administrative expenses	(651)	(12,406)	(5,028)	(14,076)	(8,744)	(3,061)	(1,528)	(2,948)	(12,694)	(218)	(617)	(442)	(5,966)	—	(4,139)	(4,383)	(76,901)	9,173	(67,728)
Selling expenses	(3,634)	(560)	(389)	(5,126)	(9,649)	(179)	—	(770)	—	—	—	(177)	—	(157,373)	(1,018)	—	(178,875)	158,653	(20,222)
Exploration in non-operating areas	(15)	—	—	—	(4,008)	(5,243)	(282)	—	—	—	—	—	(4,737)	—	—	—	(14,285)	33	(14,252)
Reversal (provision) of contingencies and others	(44)	544	(1,776)	(228)	(1,706)	(353)	108	(440)	—	(98)	—	—	442	—	74	—	(3,477)	542	(2,935)
Impairment recovery of long-lived assets	—	—	—	—	—	—	—	—	—	—	—	19,874	—	—	—	—	19,874	—	19,874
Other, net	2,453	124	(793)	(815)	(7,777)	(7,374)	(931)	(196)	—	8,162	(2,472)	321	(6,090)	(23,933)	317	—	(39,004)	23,919	(15,085)
Total operating expenses, net	(1,891)	(12,298)	(7,986)	(20,245)	(31,884)	(16,210)	(2,633)	(4,354)	(12,694)	7,846	(3,089)	19,576	(16,351)	(181,306)	(4,766)	(4,383)	(292,668)	192,320	(100,348)
Operating income (loss)	(63,164)	32,291	2,709	(15,097)	9,103	(25,030)	(2,633)	14,178	4,513	9,227	(2,668)	12,158	(16,351)	1,426,222	(13,693)	(4,383)	1,367,382	(1,406,401)	(39,019)

Share in the results of associates and joint venture	—	—	—	—	(10)	—	—	7,008	—	—	4,756	—	164,823	—	—	—	176,577	(307)	176,270
Foreign currency exchange difference	(290)	99	100	(11)	526	336	604	(207)	(45)	1	(693)	1,218	25,235	980	(51)	—	27,802	(931)	26,871
Finance income	12	2	4	4	879	614	11	394	—	5	308	54	12,226	12,314	1,961	—	28,788	(14,345)	14,443
Finance costs	(496)	(546)	(382)	(302)	(6,470)	(1,318)	(297)	(5,337)	(48)	(2)	(29)	(25)	(38,900)	(5,616)	(2,158)	—	(61,926)	7,790	(54,136)
Profit (loss) before income tax	(63,938)	31,846	2,431	(15,406)	4,028	(25,398)	(2,315)	16,036	4,420	9,231	1,674	13,405	147,033	1,433,900	(13,941)	(4,383)	1,538,623	(1,414,194)	124,429
Current income tax	(19)	(465)	(175)	(527)	(6,125)	(187)	—	(3,238)	(1,197)	(2,714)	1,289	—	(731)	(445,078)	(2,951)	—	(462,118)	446,485	(15,633)
Deferred income tax	—	—	—	—	2,459	(15,945)	—	805	11	—	(107)	3,208	25,128	(63,469)	8,524	—	(39,386)	54,978	15,592
Total income tax	(19)	(465)	(175)	(527)	(3,666)	(16,132)	—	(2,433)	(1,186)	(2,714)	1,182	3,208	24,397	(508,547)	5,573	—	(501,504)	501,463	(41)
Profit (loss) from continuing operations	(63,957)	31,381	2,256	(15,933)	362	(41,530)	(2,315)	13,603	3,234	6,517	2,856	16,613	171,430	925,353	(8,368)	(4,383)	1,037,119	(912,731)	124,388
Discontinued operations gain																			478,547
Profit for the year																			602,935
Total assets	127,479	62,083	34,131	197,550	668,230	79,038	496,198	377,679	14,436	3,306	231,820	74,266	3,047,322	7,993,863	365,585	63,461	13,836,447	(9,333,220)	4,503,227
Total liabilities	55,792	52,429	31,388	29,654	290,998	80,655	21,844	131,540	6,107	139	226	7,981	655,598	1,342,436	117,388	473	2,824,648	(1,484,362)	1,340,286
Other segment information
Investments in associates and joint venture	—	—	—	—	257,616	—	109,112	118,613	8,329	1,056	19,590	66,087	1,839	1,408,260	98,388	10,678	2,099,568	(578,591)	1,520,977
Acquisition of long-lived assets	32,000	3,584	1,559	3,175	62,593	1,719	46,459	1,487	25	—	3	265	500	—	—	—	153,369	(1,396)	151,973
Changes in estimates of mine closures plans	(3,107)	5,112	3,585	(856)	(11,322)	(8,705)	(6,576)	—	—	—	—	—	—	—	—	—	(21,869)	—	(21,869)

Disaggregated revenue information

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

									Industrial
	Uchucchacua						Energy	Holding of	activities	Total	Adjustments
	/Yumpag	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	investment	(Temporary	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	in shares	suspension)	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2024
Revenues by type of customers:
Sales by customers -
External	328,590	169,779	48,619	121,818	441,456	126	—	—	43,589	1,153,977	—	1,153,977
Inter-segment	—	—	—	—	—	38,852	—	—	—	38,852	(38,852)	—
	328,590	169,779	48,619	121,818	441,456	38,978	—	—	43,589	1,192,829	(38,852)	1,153,977
Services -
External	—	—	—	—	—	—	6,784	231	—	7,015	—	7,015
Inter-segment	—	—	—	—	—	—	43,219	243	19,055	62,517	(62,517)	—
	—	—	—	—	—	—	50,003	474	19,055	69,532	(62,517)	7,015
	328,590	169,779	48,619	121,818	441,456	38,978	50,003	474	62,644	1,262,361	(101,369)	1,160,992

Revenues by geographic region:
Metal and concentrates sales -
Peru	282,474	23,686	45,146	105,445	336,822	38,978	—	—	1,154	833,705	(40,822)	792,883
America - other than Peru	—	146,093	—	16,373	10	—	—	—	42,435	204,911	1,812	206,723
Europe	36,362	—	3,473	—	56,037	—	—	—	—	95,872	158	96,030
Asia	9,754	—	—	—	48,587	—	—	—	—	58,341	—	58,341
	328,590	169,779	48,619	121,818	441,456	38,978	—	—	43,589	1,192,829	(38,852)	1,153,977
Services -
Peru	—	—	—	—	—	—	50,003	474	19,055	69,532	(62,517)	7,015
	328,590	169,779	48,619	121,818	441,456	38,978	50,003	474	62,644	1,262,361	(101,369)	1,160,992

Revenues by type of good or services:
Sales by metal -
Silver	288,883	761	39,038	36,617	48,407	731	—	—	1,673	416,110	(710)	415,400
Gold	—	169,679	10,038	73,700	34,895	39,987	—	—	38,316	366,615	(39,873)	326,742
Copper	—	6	737	1,502	481,301	—	—	—	—	483,546	—	483,546
Zinc	48,589	—	—	10,789	3,747	—	—	—	—	63,125	—	63,125
Lead	25,086	—	1,373	7,381	(61)	—	—	—	—	33,779	—	33,779
Manganese sulfate	—	—	—	—	—	—	—	—	3,658	3,658	—	3,658
	362,558	170,446	51,186	129,989	568,289	40,718	—	—	43,647	1,366,833	(40,583)	1,326,250
Commercial deductions	(33,968)	(667)	(2,567)	(8,171)	(126,833)	(1,740)	—	—	(58)	(174,004)	1,731	(172,273)
	328,590	169,779	48,619	121,818	441,456	38,978	—	—	43,589	1,192,829	(38,852)	1,153,977
Services -	—	—	—	—	—	—	50,003	474	19,055	69,532	(62,517)	7,015
	328,590	169,779	48,619	121,818	441,456	38,978	50,003	474	62,644	1,262,361	(101,369)	1,160,992

											Industrial
							Energy		Rental of	Holding of	activities	Total	Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	Insurance	mining	investment	(Temporary	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	brokerage	concessions	in shares	suspension)	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2023
Revenues by type of customers:
Sales by customers -
External	51,919	163,415	40,386	107,786	432,154	623	—	—	—	—	18,224	814,507	(750)	813,757
Inter-segment	—	—	—	—	—	16,600	—	—	—	—	—	16,600	(16,600)	—
	51,919	163,415	40,386	107,786	432,154	17,223	—	—	—	—	18,224	831,107	(17,350)	813,757
Services -
External	—	—	—	—	—	—	4,785	8,099	—	—	—	12,884	—	12,884
Inter-segment	—	—	—	—	—	—	48,240	—	—	441	1,508	50,189	(50,189)	—
	—	—	—	—	—	—	53,025	8,099	—	441	1,508	63,073	(50,189)	12,884
	51,919	163,415	40,386	107,786	432,154	17,223	53,025	8,099	—	441	19,732	894,180	(67,539)	826,641

Revenues by geographic region:
Metal and concentrates sales -
Peru	48,924	32,703	40,386	93,313	315,934	17,223	—	—	—	—	—	548,483	(18,380)	530,103
America - other than Peru	—	130,712	—	14,473	2,834	—	—	—	—	—	18,224	166,243	2,996	169,239
Europe	2,995	—	—	—	54,078	—	—	—	—	—	—	57,073	(1,966)	55,107
Asia	—	—	—	—	59,308	—	—	—	—	—	—	59,308	—	59,308
	51,919	163,415	40,386	107,786	432,154	17,223	—	—	—	—	18,224	831,107	(17,350)	813,757

Services -
Peru	—	—	—	—	—	—	53,025	8,099	—	441	1,508	63,073	(50,189)	12,884
	51,919	163,415	40,386	107,786	432,154	17,223	53,025	8,099	—	441	19,732	894,180	(67,539)	826,641

Revenues by type of good or services:
Sales by metal -
Silver	58,440	607	39,986	33,372	63,093	744	—	—	—	—	18,226	214,468	(18,128)	196,340
Gold	—	163,855	671	71,368	26,448	17,414	—	—	—	—	—	279,756	(25)	279,731
Copper	—	—	535	—	466,023	—	—	—	—	—	—	466,558	—	466,558
Zinc	5,326	—	—	7,839	33,455	—	—	—	—	—	—	46,620	—	46,620
Lead	3,636	—	1,009	6,936	9,820	—	—	—	—	—	—	21,401	—	21,401
	67,402	164,462	42,201	119,515	598,839	18,158	—	—	—	—	18,226	1,028,803	(18,153)	1,010,650
Commercial deductions	(15,483)	(1,047)	(1,815)	(11,729)	(166,685)	(935)	—	—	—	—	(2)	(197,696)	803	(196,893)
	51,919	163,415	40,386	107,786	432,154	17,223	—	—	—	—	18,224	831,107	(17,350)	813,757
Services -	—	—	—	—	—	—	53,025	8,099	—	441	1,508	63,073	(50,189)	12,884
	51,919	163,415	40,386	107,786	432,154	17,223	53,025	8,099	—	441	19,732	894,180	(67,539)	826,641

											Industrial
	Uchucchacua						Energy		Rental of	Holding of	activities	Total	Adjustments
	(Temporary	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	Insurance	mining	investment	(Temporary	operating	and
	suspension)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	brokerage	concessions	in shares	suspension)	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2022
Revenues by type of customers:
Sales by customers -
External	5,052	134,158	50,652	152,537	385,731	1,220	—	—	—	—	53,347	782,697	—	782,697
Inter-segment	—	—	—	—	—	50,338	—	—	—	—	—	50,338	(50,338)	—
	5,052	134,158	50,652	152,537	385,731	51,558	—	—	—	—	53,347	833,035	(50,338)	782,697
Services -
External	—	—	—	—	—	—	5,015	17,207	—	—	—	22,222	—	22,222
Inter-segment	—	—	—	—	—	—	47,418	—	—	421	—	47,839	(47,839)	—
	—	—	—	—	—	—	52,433	17,207	—	421	—	70,061	(47,839)	22,222
Royalties -
External	—	—	—	—	—	—	—	—	1,381	—	—	1,381	—	1,381
	5,052	134,158	50,652	152,537	385,731	51,558	52,433	17,207	1,381	421	53,347	904,477	(98,177)	806,300
Revenues by geographic region:
Metal and concentrates sales -
Peru	2,733	20,475	46,124	140,593	322,372	51,558	—	—	—	—	248	584,103	(50,338)	533,765
America - other than Peru	—	113,683	—	11,942	—	—	—	—	—	—	53,099	178,724	—	178,724
Europe	2,319	—	25	2	31,066	—	—	—	—	—	—	33,412	—	33,412
Asia	—	—	4,503	—	32,293	—	—	—	—	—	—	36,796	—	36,796
	5,052	134,158	50,652	152,537	385,731	51,558	—	—	—	—	53,347	833,035	(50,338)	782,697
Services -
Peru	—	—	—	—	—	—	52,433	17,080	—	421	—	69,934	(47,839)	22,095
America - other than Peru	—	—	—	—	—	—	—	127	—	—	—	127	—	127
Europe	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	—	—	—	—	—	—	52,433	17,207	—	421	—	70,061	(47,839)	22,222
Royalties -
Peru	—	—	—	—	—	—	—	—	1,381	—	—	1,381	—	1,381
	5,052	134,158	50,652	152,537	385,731	51,558	52,433	17,207	1,381	421	53,347	904,477	(98,177)	806,300

Revenues by type of good or services:
Sales by metal -
Silver	8,363	755	51,232	32,269	62,951	2,218	—	—	—	—	2,245	160,033	(2,110)	157,923
Gold	—	134,200	28	84,003	29,326	51,908	—	—	—	—	50,888	350,353	(50,606)	299,747
Copper	—	—	516	—	366,762	—	—	—	—	—	—	367,278	—	367,278
Zinc	400	—	—	40,087	66,999	—	—	—	—	—	—	107,486	—	107,486
Lead	(55)	—	856	19,616	12,534	—	—	—	—	—	—	32,951	—	32,951
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	361	361	—	361
Antimony	—	—	28	—	—	—	—	—	—	—	—	28	—	28
	8,708	134,955	52,660	175,975	538,572	54,126	—	—	—	—	53,494	1,018,490	(52,716)	965,774
Commercial deductions	(3,656)	(797)	(2,008)	(23,438)	(152,841)	(2,568)	—	—	—	—	(147)	(185,455)	2,378	(183,077)
	5,052	134,158	50,652	152,537	385,731	51,558	—	—	—	—	53,347	833,035	(50,338)	782,697
Services -	—	—	—	—	—	—	52,433	17,207	—	421	—	70,061	(47,839)	22,222
Royalty income -	—	—	—	—	—	—	—	—	1,381	—	—	1,381	—	1,381
	5,052	134,158	50,652	152,537	385,731	51,558	52,433	17,207	1,381	421	53,347	904,477	(98,177)	806,300